Share-Based Compensation (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development	₪ 18,777	$ 5,416	₪ 7,794	₪ 7,906
Marketing, general and administrative	4,879	1,407	4,106	3,397
Directors and service providers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Research and development	388	112	903	588
Marketing, general and administrative	131	38	358	157
Total share-based compensation	₪ 519	$ 150	₪ 1,261	₪ 745